Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Deferred tax assets:
Intangible assets	$ 1,209.8	$ 0.0
Asbestos liability	349.3	382.9
Other provisions and accruals	55.6	37.7
Net operating loss carryforwards	69.9	25.5
Foreign and research tax credit carryforwards	115.5	126.1
Total deferred tax assets	1,800.1	572.2
Valuation allowance	(267.6)	(129.6)
Total deferred tax assets net of valuation allowance	1,532.5	442.6
Deferred tax liabilities:
Depreciable and amortizable assets	(132.2)	(81.6)
Other	(38.5)	(14.6)
Total deferred tax liabilities	(170.7)	(96.2)
Total deferred taxes, net	$ 1,361.8	$ 346.4